Document and Entity Information	6 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	6-K/A
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	LuxExperience B.V.
Entity Central Index Key	0001831907
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Description	On February 12, 2026, LuxExperience B.V. (the “Company”) issued an amended interim report for the three and six-month periods ended December 31, 2025 and an amended Q2 fiscal year 2026 Earnings Press Release which are attached hereto as Exhibit 99.1 and Exhibit 99.2, respectively. This Amendment No. 1 to Form 6-K (this “Amendment” or “Form 6-K/A) amends the weighted average ordinary shares outstanding (basic and diluted) for the three months ended December 31, 2025 from 87.2 million shares to 140.1 million shares and for the six months ended December 31, 2025 from 87.2 million shares to 139.9 million shares, including related adjustments to basic and diluted earnings per share.
Amendment Flag	true